Schedule of Investments - March 31, 2022
Hotchkis & Wiley International Value Fund (Unaudited)

Country Breakdown* (% of net assets)
United Kingdom	27.73%
France	18.00%
United States	10.55%
Canada	10.27%
Netherlands	9.61%
Switzerland	4.45%
Sweden	4.15%
Japan	3.67%
Germany	3.46%
Italy	2.29%
Australia	1.92%
Luxembourg	1.47%
Korea	0.97%
Taiwan	0.95%
Short-term securities and liabilities in excess of other assets	0.51%
* Based on country of risk.

		Shares
COMMON STOCKS - 99.49%		Held	Value
COMMUNICATION SERVICES - 4.02%
Media - 1.47%
RTL Group SA (v)		670	$37,147

Wireless Telecommunication Services - 2.55%
Vodafone Group PLC (v)		39,446	64,683
TOTAL COMMUNICATION SERVICES			101,830

CONSUMER DISCRETIONARY - 11.99%
Auto Components - 2.11%
Magna International, Inc.		832	53,506

Automobiles - 0.88%
Bayerische Motoren Werke AG (v)		286	22,153

Hotels, Restaurants & Leisure - 6.17%
Accor SA (a) (v)		3,250	104,713
Compass Group PLC (v)		2,400	51,648
			156,361
Internet & Catalog Retail - 2.83%
Points.com, Inc. (a)		3,900	71,658
TOTAL CONSUMER DISCRETIONARY			303,678

CONSUMER STAPLES - 8.61%
Beverages - 4.45%
Britvic PLC		2,000	21,202
Coca-Cola Europacific Partners PLC		500	24,305
Heineken Holding NV (v)		857	67,106
			112,613
Food & Staples Retailing - 0.71%
Tesco PLC (v)		4,938	17,877

Household Products - 2.58%
Henkel AG & Company KGaA (v)		990	65,345

Personal Products - 0.87%
Unilever PLC (v)		488	22,156
TOTAL CONSUMER STAPLES			217,991

ENERGY - 16.74%
Energy Equipment & Services - 4.03%
Expro Group Holdings NV (a)		1,359	24,163
Schlumberger NV		900	37,179
Subsea 7 SA (v)		4,400	40,880
			102,222
Oil, Gas & Consumable Fuels - 12.71%
Capricorn Energy PLC (a) (v)		13,830	39,932
Cenovus Energy, Inc.		3,600	60,012
Kosmos Energy Ltd. (a)		11,368	81,737
Shell PLC (v)		1,327	36,242
Suncor Energy, Inc.		2,300	74,879
TotalEnergies SE (v)		575	29,095
			321,897
TOTAL ENERGY			424,119

FINANCIALS - 29.27%
Banks - 15.82%
ABN AMRO Bank NV (r) (v)		3,100	39,587
Barclays PLC (v)		17,117	33,181
BNP Paribas SA (v)		1,364	77,945
ING Groep NV (v)		7,007	73,160
Lloyds Banking Group PLC (v)		79,100	48,169
NatWest Group PLC (v)		9,300	26,266
Societe Generale SA (v)		1,931	51,765
UniCredit SpA (v)		4,700	50,702
			400,775
Capital Markets - 5.81%
Credit Suisse Group AG (v)		10,510	82,736
Rothschild & Company (v)		1,630	64,454
			147,190
Insurance - 7.64%
Enstar Group Ltd. (a)		269	70,249
Tokio Marine Holdings, Inc. (v)		1,600	93,109
Zurich Insurance Group AG (v)		61	30,128
			193,486
TOTAL FINANCIALS			741,451

HEALTH CARE - 4.18%
Health Care Equipment & Supplies - 2.57%
Koninklijke Philips NV (v)		897	27,353
Medtronic PLC		340	37,723
			65,076
Pharmaceuticals - 1.61%
GlaxoSmithKline PLC (v)		1,309	28,323
Sanofi (v)		123	12,576
			40,899
TOTAL HEALTH CARE			105,975

INDUSTRIALS - 18.61%
Aerospace & Defense - 9.42%
Airbus SE (v)		645	77,831
Babcock International Group PLC (a) (v)		10,500	44,582
BAE Systems PLC (v)		8,345	78,371
Safran SA (v)		320	37,676
			238,460
Air Freight & Logistics - 2.87%
Royal Mail PLC (v)		16,929	72,738

Airlines - 1.92%
Qantas Airways Ltd. (a) (v)		12,600	48,719

Machinery - 3.76%
CNH Industrial NV		5,553	88,071
Iveco Group NV (a) (v)		1,110	7,252
			95,323
Professional Services - 0.64%
Hudson Global, Inc. (a)		399	16,227
TOTAL INDUSTRIALS			471,467

INFORMATION TECHNOLOGY - 6.07%
Communications Equipment - 4.15%
Telefonaktiebolaget LM Ericsson (v)		11,544	105,230

Semiconductors & Semiconductor Equipment - 0.95%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR		230	23,980

Technology Hardware, Storage & Peripherals - 0.97%
Samsung Electronics Company Ltd. (v)		430	24,606
TOTAL INFORMATION TECHNOLOGY			153,816

Total common stocks (Cost $2,184,926)			2,520,327
Total long-term investments (Cost $2,184,926)			2,520,327
		Principal
SHORT-TERM INVESTMENTS - 0.80%		Amount
Time Deposits - 0.80%
BNP Paribas, 0.15%, 04/01/2022*		$20,204	20,204
Total short-term investments (Cost $20,204)			20,204

Total investments - 100.29% (Cost $2,205,130)			2,540,531

Liabilities in excess of other assets - (0.29)%			(7,258)

Net assets - 100.00%			$2,533,273

(a) -	Non-income producing security.
(r) -
Rule 144A security under the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of these securities was $39,587, which represented 1.56% of net assets.

(v) -
Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $1,835,436, which represented 72.45% of net assets.  See Security Valuation below.

ADR -	American Depositary Receipt
* -	Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Portfolio securities that are listed on a U.S. stock exchange or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund's net asset value. Fixed-income securities are generally valued on the basis of prices obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange.  When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of March 31, 2022:

Level 1 --- Quoted prices in an active market:
Common Stocks	$684,891
Time Deposits	20,204
Level 2 --- Other significant observable market inputs:
Common Stocks:
Communication Services	101,830
Consumer Discretionary	178,514
Consumer Staples	172,484
Energy	146,149
Financials	671,202
Health Care	68,252
Industrials	367,169
Information Technology	129,836
Level 3 --- Significant unobservable inputs	-

Total Investments	$2,540,531

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.